Financial Assets and Liabilities - Financial Assets (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Total financial assets	£ 165,339	£ 119,229
Trade and other receivables
Disclosure of financial assets [line items]
Total financial assets	162,671	118,303
Finance lease receivable (note 23)
Disclosure of financial assets [line items]
Total financial assets	478	744
Other financial assets (note 19)
Disclosure of financial assets [line items]
Total financial assets	£ 2,190	£ 182